Prepayment and other current assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Prepayment and other current assets, net
Deductible VAT	¥ 382	¥ 1,625
Deposits	6,592	7,984
Receivables due from third-party online payment platforms	640	1,197
Staff advances	1,111	1,336
Prepaid promotion expenses		40,295
Receivable from borrowers for the guarantee payment to commercial bank	18,218	14,857
Others	12,318	11,047
Less: provisions for prepayment and other current assets	(23,275)	(31,733)
Total prepayment and other current assets, net	15,986	46,608		$ 2,251
Provisions for prepayment and other current assets	3,360	9,035	¥ 6,125
Reversal provisions for prepayment and other current assets	¥ 11,818	¥ 0	¥ 0